Premises and Equipment [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment [Table Text Block]

	2015	2016
	(in millions)
Land	¥409,271	¥394,782
Buildings	760,974	767,810
Equipment and furniture	615,540	654,099
Leasehold improvements	282,179	287,831
Construction in progress	35,773	38,491

Total	2,103,737	2,143,013
Less accumulated depreciation	1,121,532	1,137,108

Premises and equipment-net	¥982,205	¥1,005,905